Acquisitions and Divestiture (Final Allocation of Purchase Price and Transaction Costs for Acquisitions of DxS and SABiosciences, Corbett and Biosystems Business) (Details) (USD $)	12 Months Ended						12 Months Ended			1 Months Ended	12 Months Ended					12 Months Ended				12 Months Ended		12 Months Ended				12 Months Ended			12 Months Ended																12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Cellestis and Ipsogen [Member]	Dec. 31, 2011 Cellestis [Member]	Aug. 29, 2011 Cellestis [Member]	Dec. 31, 2011 Ipsogen [Member]	Dec. 31, 2010 Ipsogen [Member]	Jul. 12, 2011 Ipsogen [Member]	Sep. 21, 2009 DxS Ltd [Member]	Dec. 31, 2011 DxS Ltd [Member] Y	Dec. 31, 2010 DxS Ltd [Member]	Dec. 31, 2011 SABiosciences Corporation [Member] Y	Dec. 31, 2010 SABiosciences Corporation [Member]	Dec. 14, 2009 SABiosciences Corporation [Member]	Dec. 31, 2011 Series of Individually Immaterial Business Acquisitions [Member]	Dec. 31, 2011 Developed Technology, Licenses, and Know How [Member]	Dec. 31, 2011 Developed Technology, Licenses, and Know How [Member] Cellestis [Member]	Dec. 31, 2011 Developed Technology, Licenses, and Know How [Member] Ipsogen [Member]	Dec. 31, 2011 Developed IP [Member] Cellestis and Ipsogen [Member] Y	Dec. 31, 2011 Customer Relationships [Member]	Dec. 31, 2011 Customer Relationships [Member] Cellestis and Ipsogen [Member] Y	Dec. 31, 2011 Customer Relationships [Member] Cellestis [Member]	Dec. 31, 2011 Customer Relationships [Member] Ipsogen [Member]	Dec. 31, 2011 Trade Names [Member]	Dec. 31, 2011 Trade Names [Member] Cellestis and Ipsogen [Member] Y	Dec. 31, 2011 Trade Names [Member] Cellestis [Member]	Dec. 31, 2011 Trade Names [Member] Ipsogen [Member]	Dec. 31, 2011 Licensing Agreements [Member] Cellestis and Ipsogen [Member] Y	Dec. 31, 2011 Final Allocation [Member]	Dec. 31, 2010 Final Allocation [Member]	Dec. 31, 2011 Final Allocation [Member] Cellestis [Member]	Dec. 31, 2011 Final Allocation [Member] Ipsogen [Member]	Dec. 31, 2010 Final Allocation [Member] DxS Ltd [Member]	Dec. 31, 2010 Final Allocation [Member] SABiosciences Corporation [Member]	Dec. 31, 2010 Final Allocation [Member] Product Technology and Know How [Member]	Dec. 31, 2010 Final Allocation [Member] Product Technology and Know How [Member] DxS Ltd [Member]	Dec. 31, 2010 Final Allocation [Member] Product Technology and Know How [Member] SABiosciences Corporation [Member]	Dec. 31, 2010 Final Allocation [Member] Customer Relationships [Member]	Dec. 31, 2010 Final Allocation [Member] Customer Relationships [Member] DxS Ltd [Member]	Dec. 31, 2010 Final Allocation [Member] Customer Relationships [Member] SABiosciences Corporation [Member]	Dec. 31, 2010 Final Allocation [Member] Trade Names [Member]	Dec. 31, 2010 Final Allocation [Member] Trade Names [Member] DxS Ltd [Member]	Dec. 31, 2010 Final Allocation [Member] Trade Names [Member] SABiosciences Corporation [Member]	Dec. 31, 2011 First Milestone [Member] Series of Individually Immaterial Business Acquisitions [Member]	Sep. 21, 2009 Minimum [Member] DxS Ltd [Member]	Dec. 31, 2011 Minimum [Member] Series of Individually Immaterial Business Acquisitions [Member]	Sep. 21, 2009 Maximum [Member] DxS Ltd [Member]	Dec. 31, 2011 Maximum [Member] Series of Individually Immaterial Business Acquisitions [Member]
Weighted average life, years											15		10							10		10				10			7
Cash consideration paid	$ 429,888,000	$ 192,409,000			$ 372,452,000	$ 372,500,000	$ 57,436,000			$ 94,500,000		$ 94,823,000		$ 97,586,000	$ 97,600,000
Fair value of remaining shares	42,437,000								42,437,000
Fair value of milestones		17,599,000								17,600,000		17,599,000		0		24,900,000
Working capital	32,139,000				16,893,000		15,246,000																								10,766,000			263,000	10,503,000
Fixed and other long-term assets	3,541,000				1,112,000		2,429,000																								4,414,000			2,199,000	2,215,000
Intangible assets																	103,600,000	67,200,000	36,400,000		53,200,000		42,600,000	10,600,000	13,500,000		12,000,000	1,500,000								42,800,000	16,400,000	26,400,000	63,300,000	54,900,000	8,400,000	6,000,000	4,100,000	1,900,000
Business Aquisition, Purchase Price Allocation, In Process Research and Development																															3,100,000			1,400,000	1,700,000
Goodwill	322,955,000				270,860,000		52,095,000																								117,850,000			55,417,000	62,433,000
Deferred tax liability on fair value of identifiable intangible assets acquired	(54,466,000)				(37,981,000)		(16,485,000)																								37,487,000			21,522,000	15,965,000
Liabilities assumed	(2,144,000)				(232,000)		(1,912,000)																								(735,000)			(735,000)	0
Final allocation, total		210,008,000										112,422,000		97,586,000																	210,008,000			112,422,000	97,586,000
Purchase price	472,325,000				372,452,000		99,873,000																							472,325,000		372,452,000	99,873,000
Net sales	1,169,747,000	1,087,431,000	1,009,825,000	28,600,000
Net Income (Loss) Attributable to Parent	96,038,000	144,311,000	137,767,000	1,700,000
Business Combination, Acquisition Related Costs					5,800,000		5,600,000
Business Acquisition, Pro Forma Revenue				1,213,500,000				1,140,200,000
Business Acquisition, Pro Forma Net Income (Loss)							91,900,000	139,200,000
Business Acquisition, Pro Forma Earnings Per Share, Diluted							$ 0.0038	$ 0.0058
Payments to Acquire Businesses, Net of Cash Acquired	457,483,000	36,985,000	234,732,000													47,900,000
Discount rate used to derive fair value of milestone payments of acquisition										3.25%						0.80%																													3.25%
Business Acquisition, Contingent Consideration, Additional Cash Payment																44,000,000
Probability Used To Derive Accomplishment Of Milestones Of Acquisition																																														.9	.9	.95	1
Business Acquisition, Contingent Consideration, Potential Cash Payment										35,000,000						23,500,000																													1,400,000
Business Acquisition, Contingent Consideration, Liability, Current											11,200,000	14,300,000
Payment of Contingent Consideration in a Business Combination											$ 6,300,000	$ 4,100,000